Schedule of Investments - October 31, 2025 (unaudited)

Integrity Short Term Government Fund

	Principal Amount	Fair Value
MORTGAGE BACKED SECURITIES (83.2%)
Fannie Mae Pool (11.7%)
(a) FN 47935 4.894% 5/1/2027 (ECOFC 1 Month + 1.254%)	147	$147
FN 252284 6.5% 1/1/2029	12,019	12,190
FN 555326 5.5% 4/1/2033	37,773	38,597
(a) FN 748375 5.745% 8/1/2033 (RFUCCT 1 Year + 0.995%)	178	179
FN DA0007 5.5% 9/1/2053	141,825	143,844
FN BX3957 6% 1/1/2053	28,444	29,455
FN BY1418 4% 11/1/2053	301,881	286,953
FN BY3768 6.5% 7/1/2053	97,619	101,433
FN CA6065 3% 6/1/2050	119,004	103,972
FN CB5316 6% 12/1/2052	357,357	366,487
FN FS3411 6% 1/1/2053	192,384	197,148
FN FS4041 5.5% 3/1/2053	453,171	460,741
FN FS4979 5.5% 5/1/2053	372,240	378,261
FN FS6931 5.5% 1/1/2053	270,404	274,233
FN FS9447 6% 12/1/2053	419,897	430,875
FN 888073 5.5% 2/1/2035	6,870	7,035
FN MA3067 3.5% 7/1/2047	91,868	84,040
FN MA4891 5.5% 12/1/2042	163,445	168,270
FN MA4935 6% 2/1/2043	113,575	116,660
FN MA5031 7% 4/1/2053	63,151	65,206
FN MA5107 5.5% 8/1/2053	200,850	203,014
FN MA5236 4% 12/1/2053	418,793	397,649
		3,866,389
Fannie Mae Real Estate Mortgage Investment Conduit (6.7%)
FNR 2023-14 E 6% 6/25/2048	174,002	176,226
FNR 2024-24 AB 5.5% 8/25/2050	88,111	88,548
FNR 2025-4 D 5.5% 7/25/2052	250,888	253,114
(a) FNR 2025-2 FD 6% 2/25/2055 (SOFR 30 Day Average + 2.000%)	232,264	235,176
FNR 2025-70 GD 5% 7/25/2055	660,000	646,481
(a) FNR 2006-33 CF 4.59727% 5/25/2036 ((SOFR 30 Day Average + 0.11448%) + 0.300%)	256,458	254,204
(a) FNR 2007-54 EF 4.63727% 6/25/2037 ((SOFR 30 Day Average + 0.11448%) + 0.340%)	163,950	162,258
(a) FNR 2009-46 FB 4.99727% 6/25/2039 ((SOFR 30 Day Average + 0.11448%) + 0.700%)	290,857	292,295
(a) FNR 2010-35 KF 4.79727% 4/25/2040 ((SOFR 30 Day Average + 0.11448%) + 0.500%)	108,791	108,690
		2,216,992
Fannie Mae Alternative Credit Enhancement Securities (3.2%)
(b)(c) FNA 2019-M23 X2 0.2612% 2/25/2031	26,164,795	180,016
(b)(c) FNA 2019-M32 X2 1.1177% 10/25/2029	4,696,234	133,932
(b)(c) FNA 2020-M10 X6 1.37728% 8/25/2028	3,277,445	92,650
(b)(c) FNA 2020-M17 X1 1.3805% 1/25/2028	14,828,320	264,714
(b)(c) FNA 2020-M27 X 0.81266% 5/25/2050	4,132,455	158,985
(b)(c) FNA 2025-M4 X 0.52907% 8/25/2035	4,998,656	215,114
		1,045,411
Freddie Mac Pool (11.7%)
FR SD2578 6% 3/1/2053	220,932	228,597
FR SD3475 5.5% 8/1/2053	423,068	432,157
FR SD3518 5.5% 7/1/2053	251,097	255,059
FR SD3553 6% 7/1/2053	312,880	321,250
FR SD6337 6% 9/1/2054	279,448	288,434
FR SD8300 5.5% 2/1/2053	335,890	340,337
FR SD8316 5.5% 4/1/2053	132,570	134,162
FR SD8446 5.5% 7/1/2054	141,226	142,834
FR QF7098 5.5% 2/1/2053	442,318	448,686
FR QF6560 5.5% 1/1/2053	349,710	357,159
FR QF8450 6% 3/1/2053	80,159	82,123
FR QU8138 6% 9/1/2053	281,064	285,279
FR RA6212 4% 10/1/2051	261,716	249,774
FR RB5221 6% 2/1/2043	265,363	272,571
		3,838,422
Freddie Mac Gold Pool (0.5%)
FG G01584 5% 8/1/2033	18,051	18,322
FG NB0014 3.5% 4/1/2049	143,055	134,832
FG H09207 6.5% 8/1/2038	7,772	7,988
		161,142
Freddie Mac Multifamily Structured Pass Through Certificates (2.6%)
(b) FHMS Q004 A2H 6.093539% 1/25/2046	76,416	76,106
(b)(c) FHMS K078 XAM 0.008032% 6/25/2028	33,580,000	58,765
(b) FHMS Q007 APT1 6.39279% 10/25/2047	15,063	15,108
(b)(c) FHMS K736 X1 1.256892% 7/25/2026	5,218,574	29,054
(b)(c) FHMS K738 X1 1.477523% 1/25/2027	1,728,680	23,311
(b)(c) FHMS K115 X1 1.314087% 6/25/2030	1,375,283	70,326
(b)(c) FHMS Q016 XPT1 0.981% 5/25/2026	2,937,874	13,299
(b)(c) FHMS K507 X1 0.086213% 9/25/2028	31,828,899	118,292
(b)(c) FHMS K514 X1 0.963469% 12/25/2028	3,786,566	103,245
(b)(c) FHMS KS16 X 1.18235% 1/25/2032	6,800,000	361,453
		868,959
Freddie Mac Non Gold Pool (1.5%)
(a) FH 841824 5.732% 10/1/2054 (SOFR 30 Day Average + 2.228%)	492,741	500,226
		500,226
Freddie Mac Real Estate Mortgage Investment Conduit (4.5%)
FHR 2344 ZD 6.5% 8/15/2031	4,379	4,558
(a) FHR 3843 F 4.67815% 4/15/2041 ((SOFR 30 Day Average + 0.11448%) + 0.330%)	178,829	177,848
(a) FHR 4238 FD 4.64815% 2/15/2042 ((SOFR 30 Day Average + 0.11448%) + 0.300%)	198,283	197,784
FHR 5420 KB 6% 4/25/2050	500,000	516,415
FHR 5423 A 5% 11/25/2050	84,042	83,860
(a) FHR 2801 FG 4.79815% 7/15/2032 ((SOFR 30 Day Average + 0.11448%) + 0.450%)	271,952	271,062
(a) FHR 3117 TA 5.34815% 2/15/2036 ((SOFR 30 Day Average + 0.11448%) + 1.000%)	249,125	240,607
		1,492,134
Freddie Mac Small Balance Loan Mortgage Trust (0.4%)
(a) FRESB 2016-SB13 A5H 5.12205% 1/25/2036 ((SOFR 30 Day Average + 0.11448%) + 0.700%)	81,591	81,236
(a) FRESB 2016-SB16 A5H 5.12205% 5/25/2036 ((SOFR 30 Day Average + 0.11448%) + 0.700%)	51,615	51,029
		132,265
Ginnie Mae II Pool (10.0%)
G2 MA8681 6.5% 1/20/2053	258,927	264,834
G2 MA9896 7% 9/20/2054	183,820	186,820
G2 MA9174 7% 9/20/2053	43,533	44,924
G2 MA9478 7% 2/20/2054	109,675	112,000
G2 MB0194 6.5% 2/20/2055	496,189	507,208
G2 MB0195 7% 2/20/2055	323,982	329,088
G2 MB0249 7% 2/20/2055	497,369	505,285
G2 MB0298 7% 4/20/2055	298,632	303,810
(a) G2 MB0435 5.5% 6/20/2055 (H15T 1 Year + 1.500%)	298,755	300,981
G2 MB0474 6.5% 7/20/2055	294,888	300,356
G2 MB0475 7% 7/20/2055	249,438	253,967
G2 MB0558 6.5% 8/20/2055	168,895	174,346
		3,283,619
Government National Mortgage Association (30.2%)
(a) GNR 2015-H27 FA 5.13704% 9/20/2065 ((TSFR 1 Month Average + 0.11448%) + 0.750%)	76,729	76,924
(b)(c) GNR 2013-15 IO 0.63827% 8/16/2051	1,035,582	23,334
(b)(c) GNR 2013-33 IO 0.17031% 4/16/2054	5,006,803	10,384
(b)(c) GNR 2014-73 IO 0.38538% 4/16/2056	2,390,825	27,304
(b)(c) GNR 2014-16 IO 0.39666% 6/16/2055	11,622,638	177,823
(b)(c) GNR 2015-130 IO 0.67958% 7/16/2057	1,278,735	42,947
(b)(c) GNR 2017-127 IO 0.54429% 2/16/2059	4,389,308	153,082
(b)(c) GNR 2017-143 IO 0.47944% 1/16/2059	2,371,820	62,423
(b)(c) GNR 2017-76 IO 0.74337% 12/16/2056	1,358,691	62,412
(b)(c) GNR 2017-28 IO 0.67641% 2/16/2057	1,723,615	63,064
(b)(c) GNR 2016-52 IO 0.7369% 3/16/2058	3,448,795	125,953
(b)(c) GNR 2016-158 IO 0.74315% 6/16/2058	2,001,342	70,218
(b)(c) GNR 2016-94 IO 0.74943% 12/16/2057	4,781,661	147,810
(b)(c) GNR 2018-2 IO 0.70338% 12/16/2059	3,308,771	142,220
(b)(c) GNR 2018-74 IO 0.29592% 3/16/2060	4,759,290	84,946
(b)(c) GNR 2019-7 IO 0.90239% 1/16/2061	5,273,666	348,435
(b)(c) GNR 2018-108 IA 0.67913% 8/16/2060	859,938	50,994
(b)(c) GNR 2018-119 IO 0.68216% 5/16/2060	636,028	35,766
(b)(c) GNR 2018-140 IO 0.67357% 7/16/2060	3,068,110	171,948
(b)(c) GNR 2020-40 IO 0.87513% 1/16/2062	5,917,257	352,700
(b)(c) GNR 2019-75 IO 0.85261% 12/16/2060	2,769,476	165,332
(b)(c) GNR 2020-132 IO 0.84782% 9/16/2062	1,436,981	90,875
(b)(c) GNR 2020-57 KI 1.29406% 1/16/2060	1,759,712	155,607
(b)(c) GNR 2020-87 AI 1.86721% 5/16/2060	845,406	100,330
(b)(c) GNR 2020-121 IO 0.87816% 8/16/2060	4,046,720	255,625
(b)(c) GNR 2021-H11 IY 0.20752% 7/20/2071	2,494,267	76,550
(b)(c) GNR 2020-H19 SI 1.12254% 10/20/2070	553,137	12,065
(b)(c) GNR 2021-H06 YI 0.87944% 4/20/2071	1,645,284	98,330
(a) GNR 2021-H08 VF 5.38379% 4/20/2071 (SOFR 30 Day Average + 1.200%)	200,126	202,471
(b)(c) GNR 2021-63 IO 0.81551% 4/16/2061	4,027,563	246,637
(b)(c) GNR 2021-68 IO 0.87738% 10/16/2062	1,525,658	97,298
(b)(c) GNR 2021-47 IO 0.99234% 3/16/2061	1,044,391	70,289
(b)(c) GNR 2020-168 IA 0.97405% 12/16/2062	6,352,322	459,183
(b)(c) GNR 2020-177 IO 0.82019% 6/16/2062	1,564,156	93,603
(b)(c) GNR 2021-52 IO 0.72187% 4/16/2063	2,330,602	120,366
(b)(c) GNR 2020-190 IO 1.05972% 11/16/2062	1,715,386	132,987
(b)(c) GNR 2020-184 IO 0.91143% 11/16/2060	2,936,446	194,567
(b)(c) GNR 2021-51 IO 1.01844% 10/16/2062	2,003,467	144,955
(b)(c) GNR 2021-10 IO 0.98654% 5/16/2063	1,307,704	96,543
(b)(c) GNR 2021-14 IO 1.33088% 6/16/2063	2,558,563	236,846
(b)(c) GNR 2021-71 IO 0.86383% 10/16/2062	4,755,461	305,100
(b)(c) GNR 2021-31 IO 0.94056% 1/16/2061	2,168,241	154,869
(b)(c) GNR 2021-37 IO 0.79843% 1/16/2061	1,613,318	97,116
(b)(c) GNR 2021-36 IO 1.28765% 3/16/2063	1,895,109	157,367
(b)(c) GNR 2021-171 IO 0.99373% 8/16/2061	1,468,082	98,955
(b)(c) GNR 2021-150 IO 1.04344% 11/16/2063	961,833	73,262
(b)(c) GNR 2021-110 IO 0.87531% 11/16/2063	4,406,161	298,807
(b)(c) GNR 2021-124 IO 0.98969% 10/16/2062	2,184,266	147,583
(b)(c) GNR 2021-195 IX 1.20186% 8/16/2063	7,125,505	649,270
(b)(c) GNR 2021-198 IO 0.80992% 11/16/2061	4,256,416	247,483
(b)(c) GNR 2021-208 IO 0.75742% 6/16/2064	3,699,212	201,007
(b)(c) GNR 2023-33 IO 0.9367% 5/16/2063	5,098,292	360,723
(b)(c) GNR 2023-161 IO 1.12302% 7/16/2065	1,725,799	155,036
(b)(c) GNR 2024-67 EI 0.65848% 10/16/2065	1,904,409	110,897
(b)(c) GNR 2025-31 IO 0.57533% 8/16/2067	4,480,594	289,418
(b)(c) GNR 2024-161 IO 0.74059% 6/16/2064	1,752,191	98,504
(b)(c) GNR 2024-179 XI 0.8309% 12/16/2066	3,272,559	235,090
(b)(c) GNR 2025-53 IO 0.53811% 10/16/2066	5,514,339	278,359
(b)(c) GNR 2023-H02 IK 0.8372% 1/20/2073	999,294	70,382
(b)(c) GNR 2022-H07 IG 1.80322% 2/20/2072	722,179	23,950
(b)(c) GNR 2025-H02 DI 0.72073% 12/20/2074	6,671,521	305,902
(b)(c) GNR 2023-H16 GI 0.48101% 6/20/2073	1,976,134	86,501
(b)(c) GNR 2024-H07 IG 0.70502% 4/20/2074	1,627,379	94,378
(b)(c) GNR 2025-H05 DI 1.13403% 2/20/2075	6,030,008	135,091
		9,956,196
Seasoned Credit Risk Transfer Trust Series (0.2%)
SCRT 2020-3 M5TW 3% 5/25/2060	68,176	61,509
		61,509

TOTAL MORTGAGE BACKED SECURITIES (Cost: $26,890,170)		$27,423,264

U.S. GOVERNMENT TREASURY NOTES/BONDS (12.6%)
United States Treasury Bill 11/13/2025	500,000	499,460
United States Treasury 3-Year Note 4.625% 6/15/2027	1,275,000	1,294,523
United States Treasury 2-Year Note 4.625% 6/30/2026	540,000	542,805
United States Treasury 2-Year Note 3.750% 6/30/2027	1,800,000	1,803,305
TOTAL U.S. GOVERNMENT TREASURY NOTES/BONDS (Cost $4,144,652)		$4,140,093

TOTAL INVESTMENTS (Cost $31,034,822) (95.8%)		$31,563,357
OTHER ASSETS LESS LIABILITIES (4.2%)		$1,391,985
NET ASSETS (100.0%)		$32,955,342
(a) Variable rate security; the rate shown represents the rate at October 31, 2025. Coupon may be fixed for a period of time.
(b) Variable rate security; the rate shown represents the rate at October 31, 2025. The coupon is based on an underlying pool of loans.
(c) Represents an interest-only security that entitles holders to receive only interest payments on underlying mortgages.
SOFR - Secured Overnight Financing Rate
SOFR 30 Day Average rate disclosed as of October 31, 2025, based on the last reset date of the security.
TSFR - Term Secured Overnight Financing Rate
TSFR 1 Month Average rate disclosed as of October 31, 2025, based on the last reset date of the security.
ECOFC - Enterprise 11th District COFI Replacement Index
ECOFC 1 Month rate disclosed as of October 31, 2025, based on the last reset date of the security.
RFUCCT - Refinitiv USD IBOR Consumer Cash Fallbacks
RFUCCT 1 Year rate disclosed as of October 31, 2025, based on the last reset date of the security.
H15T - US Treasury Yield Curve Rate T Note Constant Maturity 1 year
H15T 1 Year rate disclosed as of October 31, 2025, based on the last reset date of the security.

The accompanying notes are an integral part of these financial statements.

Schedule of Investments | Integrity Short Term Government Fund | October 31, 2025 (unaudited)

NOTE: INVESTMENT IN SECURITIES (unaudited)
At October 31, 2025, the net unrealized appreciation/(depreciation) based on the cost of investments for federal income tax purposes was as follows:

Integrity Short Term Government Fund
Investments at cost	$31,034,822
Unrealized appreciation	$1,049,071
Unrealized depreciation	(520,536)
Net unrealized appreciation/(depreciation)*	$528,535

*Differences between financial reporting-basis and tax-basis unrealized appreciation/(depreciation) are due to differing treatment of wash sales and market discount.

NOTE: FAIR VALUE MEASUREMENTS (unaudited)

Various inputs are used in determining the value of the Funds’ investments. These inputs are summarized in three broad levels: Level 1 inputs are based on quoted prices in active markets for identical securities. Level 2 inputs are based on significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc). Level 3 inputs are based on significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The following is a summary of the inputs used to value the Funds’ investments as of October 31, 2025:

Integrity Short Term Government Fund
	Level 1	Level 2	Level 3	Total
Mortgage Backed Securities	$-	$27,423,264	$-	$27,423,264
U.S. Government Treasury Bills	-	4,140,093	-	4,140,093
Total	$-	$31,563,357	$-	$31,563,357

Schedule of Investments | Integrity Short Term Government Fund | October 31, 2025 (unaudited)